Shareholders’ equity (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Summary of share capital
	Common shares	Amount
	#	$
Balance – December 31, 2023	1,213,969	293,410
	-	-
Balance – March 31, 2024	1,213,969	293,410

Summary of number and weighted average exercise prices of share options

	Stock options	Weighted average exercise price
	#	$
Balance – December 31, 2023	13,350	50.04
Forfeited	(167)	42.04
Balance – March 31, 2024	13,183	50.14

	Stock options	Weighted average exercise price
	#	$
Balance – December 31, 2022	10,508	80.20
Granted	3,500	15.00
Balance – March 31, 2023	14,008	63.91